Finance Income And Cost - Finance Cost (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Income And Cost - Finance Cost Table
Interest on debts and borrowings	$ 56,327	$ 45,516	$ 37,979
Deferred finance cost	3,509	2,806	2,552
Interest on lease liabilities	678	606	654
Other finance costs	4,722	0	0
Total finance costs	$ 65,236	$ 48,928	$ 41,185